Loans - Recorded Investment by Loan Grade (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Five Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 24,703	$ 16,252
Five Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	4,392	1,874
Five Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	14,880	8,448
Five Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,151	3,349
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,280	2,581
Six Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	4,272	3,568
Six Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	347	1,201
Six Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,417	1,712
Six Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	122	57
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	386	598
Impaired [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	80,692	73,729
Impaired [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	30,623	19,123
Impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	18,025	21,989
Impaired [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,044
Impaired [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		2,078
Impaired [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	4,676	5,609
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	25,324	24,930
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,511,975	2,378,859
Pass [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	923,802	837,555
Pass [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,081,290	1,041,034
Pass [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		117
Pass [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	121,418	106,424
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	382,595	390,541
Pass [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,870	3,188
Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,621,642	2,472,408
Recorded Investment [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	959,164	859,753
Recorded Investment [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,117,612	1,073,183
Recorded Investment [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,044
Recorded Investment [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		2,195
Recorded Investment [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	128,367	115,439
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	411,585	418,650
Recorded Investment [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 2,870	$ 3,188